UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
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Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      D. E. Shaw Investment Management, L.L.C.(see notes 2 and 3)
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Address:   120 West 45th Street, 39th Floor
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           New York, NY 10036
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Form 13F File Number: 28-11452
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rochelle Elias
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Title:    Managing Director
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Phone:    (212) 478-0000
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Signature, Place, and Date of Signing:

D. E. Shaw Investment Management, L.L.C.
By: D. E. Shaw & Co., L.P. as managing member

    By:  /s/ Rochelle Elias     New York, NY         November 14, 2008
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         [Signature]            [City, State]        [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

28-5396                        D. E. Shaw & Co., Inc. (see notes 1, 2, 3)
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Form 13F                                                             Page 3 of 4


Manager Reporting on Behalf of Reporting Manager: D. E. Shaw & Co., Inc. (see notes #1, #2, and #3).


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Form 13F                                                             Page 4 of 4


NOTES


1. D. E. Shaw & Co., Inc. disclaims status as an institutional investment manager and makes a filing in its capacity as the parent entity of investment advisers.

2. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise investment discretion for them. D. E. Shaw disclaims that it exercises investment discretion for certain of such entities, but includes the holdings of all such subentities in this form.

3. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise voting discretion for them. D. E. Shaw disclaims that it exercises voting discretion for certain of such entities, but includes the holdings of all such subentities in this form.